COMPANYS OPERATIONS - Summary of main balance sheet items of Fibria (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Cash and cash equivalents		R$ 3,249,127	R$ 4,387,453	R$ 1,076,833	R$ 1,614,697
Marketable securities		6,150,631	21,098,565
Derivative financial instruments		260,273	352,454
Trade accounts receivable		3,035,817	2,537,058
Inventories		4,685,595	1,853,104
Recoverable taxes		997,201	296,832
Other assets		335,112	169,175
Total current assets		18,884,237	30,798,892
NON-CURRENT
Marketable securities		179,703
Derivative financial instruments		838,699	141,480
Recoverable taxes		708,914	231,498
Deferred taxes		2,134,040	8,998
Advances to suppliers		1,087,149	218,493
Judicial deposits		268,672	129,005
Other assets		228,881	93,935
Biological assets		10,571,499	4,935,905	4,548,897
Investments		322,446	14,338
Property, plant and equipment		41,120,945	17,020,259
Right of use		3,850,237
Intangible assets		17,712,803	339,841
Total non-current		79,023,988	23,133,752
TOTAL ASSET		97,908,225	53,932,644
CURRENT
Loans and financing, current		6,227,951	3,426,696
Lease Liabilities		656,844
Trade accounts payable		2,376,459	632,565
Derivative financial instruments		893,413	596,530
Payroll and charges		400,435	234,192
Taxes payable		307,639	243,835
Dividends payable		5,720	5,434
Advances from suppliers		59,982	75,159
Other liabilities		456,338	367,313
Total current liabilities		11,479,195	6,058,678
NON-CURRENT
Loans and financing, non current		57,456,375	32,310,813
Derivative financial instruments		2,024,500	1,040,170
Lease Liabilities		3,327,226
Employee benefit plans		736,179	430,427
Provision for judicial liabilities		3,512,477	351,270
Other liabilities		121,723	37,342
Total non-current liabilities		68,341,061	35,848,031
TOTAL LIABILITIES		79,820,256	41,906,709
Equity		18,087,969	12,025,935	R$ 11,616,611	R$ 10,124,989
TOTAL LIABILITIES AND EQUITY		R$ 97,908,225	R$ 53,932,644
Fibria | Net asset value
CURRENT
Cash and cash equivalents	R$ 29,086
Marketable securities	2,734,027
Derivative financial instruments	256,675
Trade accounts receivable	3,572,059
Inventories	1,714,560
Recoverable taxes	768,439
Other assets	161,238
Total current assets	9,236,084
NON-CURRENT
Marketable securities	175,559
Derivative financial instruments	723,084
Recoverable taxes	546,234
Deferred taxes	1,364,363
Advances to suppliers	696,767
Judicial deposits	190,533
Other assets	100,877
Biological assets	9,481,900
Investments	14,633,114
Property, plant and equipment	2,301,427
Right of use	118,920
Intangible assets	34,687,880
TOTAL ASSET	43,923,964
CURRENT
Loans and financing, current	816,180
Lease Liabilities	420,241
Trade accounts payable	955,210
Derivative financial instruments	254,444
Payroll and charges	104,246
Taxes payable	36,057
Related parties	1,179,254
Dividends payable	4,015
Other liabilities	946,099
Total current liabilities	4,715,746
NON-CURRENT
Loans and financing, non current	8,139,390
Derivative financial instruments	678,833
Lease Liabilities	1,972,531
Related parties	16,305,560
Employee benefit plans	144,557
Provision for judicial liabilities	190,698
Other liabilities	175,934
Total non-current liabilities	27,607,503
TOTAL LIABILITIES	11,600,715
TOTAL LIABILITIES AND EQUITY	R$ 43,923,964